Earnings Per Share (Details) - Schedule of table presents reconciliations of the denominators of the basic and diluted per share computations - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Table Presents Reconciliations Of The Denominators Of The Basic And Diluted Per Share Computations Abstract
Basic total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	12,311,264	45,168,650	49,537,082
Effect of diluted securities
Stock options		422,326	219,551
RSUs		1,029,519	48,253
Diluted total weighted average number of Telesat Public Shares and Class C Shares (Telesat Canada Common Shares) outstanding	12,311,264	46,620,495	49,804,886